LOAN (Details) $ in Thousands	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CNY (¥) item
Short-term Debt [Line Items]
Loan	¥ 89,100,000	$ 12,200	¥ 0
Fixed interest rate of loan	3.25%	3.25%
Interest payable	¥ 1,480,000	$ 203	274,000
Deferred loan cost	841,826,000		¥ 0
Loan
Short-term Debt [Line Items]
Interest payable	¥ 432,355
Bitcoins
Short-term Debt [Line Items]
Number of crypto units | item	273	273	38
Bitcoins | Pledged as Collateral
Short-term Debt [Line Items]
Number of crypto units	273	273